Schedule of Investments — IQ MacKay California Municipal Intermediate ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.1%

California — 85.8%
Cabrillo Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/32	$500,000	$549,683
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a),(b)	1,000,000	1,014,837
Series A1
4.000%, due 5/1/53(a),(b)	2,000,000	2,030,789
California Community Housing Agency, Revenue Bonds
Series A
5.000%, due 4/1/49	500,000	445,676
California Health Facilities Financing Authority, Revenue Bonds
Series C
5.000%, due 6/1/41(a),(b)	1,250,000	1,457,688
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
3.650%, due 1/1/50(a),(b)	1,000,000	999,976
Series B
3.000%, due 10/1/47(a),(b)	1,140,000	1,160,200
5.000%, due 11/1/29	800,000	938,387
California Municipal Finance Authority, Revenue Bonds
4.000%, due 7/15/29	1,000,000	990,451
Series A
2.400%, due 10/1/44(a),(b)	1,140,000	1,040,469
4.125%, due 10/1/41(a),(b)	1,000,000	1,007,394
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	528,863
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 3/1/29	1,000,000	1,002,345
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	242,877
Series B Insured: AGM
5.000%, due 6/1/32	200,000	242,877
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,081,717
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	838,039
East Bay Municipal Utility District Water System Revenue, Revenue Bonds
Series A
4.000%, due 6/1/33	1,000,000	1,035,674
East Side Union High School District, General Obligation Bonds
5.000%, due 8/1/27	800,000	809,967
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	779,360
Kern County Water Agency Improvement District No 4, Revenue Bonds
Series A Insured: AGM
5.000%, due 5/1/28	500,000	543,885
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.000%, due 6/1/32	500,000	547,254
Modesto Irrigation District, Revenue Bonds
Series A
5.000%, due 10/1/40	1,000,000	1,044,352
Mount Diablo Unified School District, General Obligation Bonds
Series B
4.000%, due 8/1/29	1,265,000	1,404,733
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.000%, due 11/1/29	1,000,000	1,176,393
Series B
5.000%, due 11/1/30	575,000	634,929
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.000%, due 3/1/29	1,500,000	1,666,349
Oakland Unified School District/Alameda County, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/31	1,000,000	1,117,236
Orange County Sanitation District, Revenue Bonds
Series A
5.000%, due 2/1/30	500,000	519,998
Peralta Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/39	500,000	503,083
Ravenswood City School District, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/45	1,000,000	1,124,429
River Islands Public Financing Authority, Special Tax
Series A1 Insured: AGM
5.000%, due 9/1/30	350,000	407,921
5.000%, due 9/1/42	500,000	552,095
Sacramento City Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/30	655,000	772,395
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/33	1,000,000	1,131,807
San Francisco Bay Area Rapid Transit District, General Obligation Bonds
Series A
5.000%, due 8/1/33	860,000	965,506
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.500%, due 5/1/28	1,250,000	1,257,903

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
San Francisco Unified School District, General Obligation Bonds
Series B
4.000%, due 6/15/31	$1,000,000	$1,086,202
San Jose Evergreen Community College District, General Obligation Bonds
Series B
4.000%, due 9/1/31	955,000	1,043,403
San Juan Unified School District, General Obligation Bonds
Series N
4.000%, due 8/1/31	1,000,000	1,056,074
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	494,053
South San Francisco Public Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 6/1/36	620,000	706,130
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/30	1,210,000	1,237,437
State of California, General Obligation Bonds
5.000%, due 4/1/29	1,000,000	1,170,419
5.000%, due 10/1/31	500,000	613,484
Torrance Unified School District, General Obligation Bonds
4.250%, due 8/1/33	1,320,000	1,388,310
University of California, Revenue Bonds
Series AI
5.000%, due 5/15/33	750,000	755,378
		43,118,427
Guam — 6.1%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,061,556
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	607,205
Series F
5.000%, due 1/1/30	1,250,000	1,376,491
		3,045,252
Puerto Rico — 4.3%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A
5.300%, due 7/1/33(c)	2,688	1,557
Series A1
4.000%, due 7/1/35	251,878	228,781
5.375%, due 7/1/25	700,326	716,418
5.750%, due 7/1/31	971,203	1,053,292
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a),(b)	106,795	33,774
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,143
		2,153,965
Total Municipal Bonds
(Cost $47,326,651)		48,317,644

	Shares	Value
Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Dreyfus Tax Exempt Cash Management - Institutional, 1.66%(d)
(Cost $1,436,760)	1,436,904	$1,436,760

Total Investments — 99.0%
(Cost $48,763,411)		49,754,404
Other Assets and Liabilities, Net — 1.0%		540,703
Net Assets — 100.0%		$50,295,107

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
NATL	- National Public Finance Guarantee Corp.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$48,317,644	$–	$48,317,644
Short-Term Investment:
Money Market Fund	1,436,760	–	–	1,436,760
Total Investments in Securities	$1,436,760	$48,317,644	$–	$49,754,404

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.